UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)
Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.0%
BHP Billiton Ltd.(a)	1,482,678	$100,481,088
CSL Ltd.	2,333,371	150,523,312
Woodside Petroleum Ltd.	2,217,240	80,234,355
Woolworths Ltd.	1,557,842	51,605,412
		382,844,167

CANADA — 4.4%
Canadian Natural Resources Ltd.(b)	2,011,795	77,192,574
Enbridge, Inc.(b)	3,412,043	155,282,077
Imperial Oil Ltd.(b)	1,800,721	83,823,563
Magna International, Inc.(b)	1,102,597	106,191,117
		422,489,331

CHINA — 0.3%
AAC Technologies Holdings, Inc.	6,512,121	33,708,716

COLOMBIA — 0.8%
Bancolombia S.A.(a)	1,305,564	73,738,255

DENMARK — 1.0%
Novo Nordisk A/S(a)	2,043,857	93,302,072

FINLAND — 2.0%
Sampo - A Shares	3,740,183	193,990,756

FRANCE — 10.0%
Air Liquide S.A.	677,407	91,751,834
AXA S.A.	6,195,066	161,000,028
BNP Paribas S.A.	2,365,724	182,472,637
Carrefour S.A.	3,044,463	117,831,916
Dassault Systemes	968,915	113,509,480
Essilor International S.A.	720,643	72,669,882
L'Oreal S.A.	324,638	53,532,399
LVMH Moet Hennessy Louis Vuitton S.A.	549,984	99,972,984
Technip S.A.(a)	2,328,146	60,438,670
		953,179,830

GERMANY — 15.7%
Adidas A.G.	912,599	98,740,220
Allianz S.E.(a)	6,800,537	114,589,048
BASF S.E.	1,180,361	131,190,970
Bayer A.G.(a)	1,457,250	197,107,635
Continental A.G.	738,951	177,026,559
Fresenius S.E. & Co. KGaA	827,403	129,484,751
Henkel A.G. & Co. KGaA(a)	1,401,172	151,676,869
Muenchener Rueckversicherungs A.G.	509,012	111,212,706
SAP A.G.(a)	1,716,853	139,597,317
Siemens A.G.	1,030,284	138,667,512

Volkswagen A.G.	416,883	$108,025,475
		1,497,319,062

IRELAND — 1.1%
Ryanair Holdings PLC*(a)	1,749,326	102,877,862

ITALY — 1.2%
Luxottica Group S.p.A.(a)	1,940,021	111,861,611

JAPAN — 16.3%
FANUC Corp.	968,678	170,854,847
Fuji Heavy Industries Ltd.	5,582,995	151,021,867
Honda Motor Co., Ltd.(a)	2,804,101	99,096,929
Japan Tobacco, Inc.	4,426,395	138,948,019
JGC Corp.	3,571,277	124,215,322
Komatsu Ltd.	6,274,481	129,969,872
Kubota Corp.	11,444,491	151,573,116
Nitto Denko Corp.	2,411,185	115,449,075
Rakuten, Inc.	5,666,823	75,601,563
Sysmex Corp.	2,843,326	90,631,619
Terumo Corp.	2,887,820	63,035,978
Tokyo Electron Ltd.	1,827,587	111,994,262
Toyota Motor Corp.	2,441,950	137,836,562
		1,560,229,031

MEXICO — 1.4%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	9,161,391	61,632,643
Wal-Mart de Mexico S.A.B. de C.V.(a)	3,037,977	71,878,536
		133,511,179

NETHERLANDS — 0.8%
Gemalto N.V.	655,523	76,343,731

PERU — 0.6%
Credicorp Ltd.	452,548	62,415,420

SINGAPORE — 2.7%
Singapore Telecommunications Ltd.	46,069,832	133,679,058
United Overseas Bank Ltd.(a)	3,511,772	121,401,958
		255,081,016

SOUTH AFRICA — 1.3%
MTN Group Ltd.	5,930,198	121,414,721

SOUTH KOREA — 0.2%
Partron Co., Ltd.	1,348,285	16,719,773

SPAIN — 1.5%
Inditex S.A.	954,731	143,229,378

SWEDEN — 3.5%
Sandvik A.B.	6,422,983	90,753,178
SKF A.B.(a)	3,628,997	93,446,673

Svenska Cellulosa A.B. SCA - B Shares	5,077,830	$149,456,393
333,656,244

SWITZERLAND — 10.6%
ABB Ltd.	5,491,068	141,608,812
Adecco S.A.	1,443,838	120,115,694
Coca-Cola HBC A.G.	3,753,209	93,486,066
Givaudan S.A.	75,076	116,082,900
Nestle S.A.(a)	1,529,222	115,028,079
Novartis A.G.(a)	899,219	76,451,599
Roche Holding A.G.	586,382	175,762,052
Swatch Group A.G.	80,492	50,438,376
Syngenta A.G.(a)	1,588,375	120,367,057
		1,009,340,635

TAIWAN — 1.8%
Largan Precision Co., Ltd.	864,000	40,855,759
Novatek Microelectronics Corp.	4,187,000	19,180,248
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	5,214,927	104,402,838
TPK Holding Co., Ltd.	1,493,000	8,849,405
		173,288,250

THAILAND — 0.9%
Advanced Info Service PCL	12,778,870	89,026,653

UNITED KINGDOM — 12.5%
Barclays PLC(a)	9,986,851	156,793,561
Compass Group PLC	4,367,329	66,623,975
Diageo PLC(a)	596,359	74,300,368
HSBC Holdings PLC(a)	3,684,639	187,290,200
Prudential PLC(a)	4,968,998	211,381,175
Reckitt Benckiser Group PLC	632,311	51,518,904
Rio Tinto PLC	693,986	38,615,843
Royal Dutch Shell PLC(a)	1,338,437	104,545,314
SABMiller PLC	2,359,705	117,827,884
Standard Life PLC	17,347,342	109,180,087
WPP PLC	3,753,367	77,407,719
		1,195,485,030

UNITED STATES — 4.6%
Aflac, Inc.	2,529,579	159,464,660
Covidien PLC	2,166,404	159,577,319
Mettler-Toledo International, Inc.*	521,199	122,836,180
		441,878,159
TOTAL COMMON STOCKS (Cost $6,764,486,584) — 99.2%		9,476,930,882

SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	6,000,000	6,000,000
Fidelity Institutional Government Portfolio, 0.010%	35,000,000	35,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $41,000,000) — 0.4%	$41,000,000

TOTAL INVESTMENTS (Cost $6,805,486,584) — 99.6%	9,517,930,882
Other assets less liabilities — 0.4%	40,037,118

TOTAL NET ASSETS — 100.0%	$9,557,968,000

(equivalent to $36.95 per share; unlimited shares of $1.00 par value capital shares authorized; 258,645,581 shares outstanding)

PCL - Public Company Limited
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 88.2%
BRAZIL — 12.1%
AMBEV S.A.(a)	52,690	$390,433
Hypermarcas S.A.	69,300	501,196
Kepler Weber S.A.	23,200	377,294
Odontoprev S.A.	77,000	306,099
		1,575,022

CHILE — 2.9%
Embotelladora Andina S.A.(a)	11,800	250,160
Forus S.A.	29,100	129,321
		379,481

CHINA — 7.2%
Greatview Aseptic Packaging Co., Ltd.	800,000	424,934
Haier Electronics Group Co., Ltd.	188,000	508,992
		933,926

INDIA — 7.4%
Bharti Airtel Ltd.	45,100	239,952
Castrol India Ltd.	55,000	286,362
ITC Ltd.	48,500	286,546
Pidilite Industries Ltd.	27,600	141,899
		954,759

INDONESIA — 6.6%
Kalbe Farma Tbk P.T.	4,068,000	527,683
Mitra Adiperkasa Tbk P.T.	604,000	333,672
		861,355

KENYA — 2.7%
Safaricom Ltd.	2,459,800	351,603

MALAYSIA — 2.2%
Oldtown Bhd	473,900	287,344

MEXICO — 8.8%
Fresnillo PLC	10,200	143,443
Grupo Lala S.A.B. de C.V.	112,500	234,126
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	165,600	443,443
Megacable Holdings S.A.B. de C.V.	79,162	321,365
		1,142,377

PERU — 2.6%
InRetail Peru Corp.*	23,497	331,308

RUSSIA — 2.7%
Magnit OJSC	1,520	350,037

SOUTH AFRICA — 5.7%
MTN Group Ltd.	19,160	$392,281
Nampak Ltd.	103,400	353,081
		745,362

SOUTH KOREA — 4.8%
Samsung Electronics Co., Ltd.	260	328,038
Samsung Electronics Co., Ltd.(b)	250	157,250
Samsung Life Insurance Co., Ltd.	1,409	133,031
		618,319

TAIWAN — 5.6%
Ginko International Co., Ltd.	9,000	155,160
Hermes Microvision, Inc.	9,000	360,562
Pacific Hospital Supply Co., Ltd.	77,000	205,316
		721,038

THAILAND — 1.1%
Mega Lifesciences PCL*	226,300	148,588

TURKEY — 6.4%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	19,500	216,900
Arcelik A.S.	20,100	112,256
Turk Traktor ve Ziraat Makineleri A.S.	19,274	495,429
		824,585

UNITED ARAB EMIRATES — 3.0%
Aramex PJSC	431,600	387,770

UNITED STATES — 6.4%
Anadarko Petroleum Corp.	3,518	298,186
National Oilwell Varco, Inc.	4,173	324,952
Schlumberger Ltd.	2,167	211,282
		834,420
TOTAL COMMON STOCKS (Cost $10,599,273) — 88.2%		11,447,294

TOTAL INVESTMENTS (Cost $10,599,273) — 88.2%		11,447,294
Other assets less liabilities — 11.8%		1,537,853

TOTAL NET ASSETS — 100.0%		$12,985,147

(equivalent to $11.28 per share; unlimited shares of $1.00 par value capital shares authorized; 1,150,958 shares outstanding)

OJSC - Open Joint Stock Company
PCL - Public Company Limited
PJSC - Private Joint Stock Company
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.3%
AUSTRIA — 1.0%
Erste Group Bank A.G.(a)	4,568	$78,615

BRAZIL — 0.9%
AMBEV S.A.(a)	5,789	42,896
Hypermarcas S.A.	4,800	34,715
		77,611

CANADA — 1.3%
Canadian Pacific Railway Ltd.(b)	735	110,566

CHINA — 1.7%
Greatview Aseptic Packaging Co., Ltd.	53,000	28,152
Haier Electronics Group Co., Ltd.	21,000	56,856
Qihoo 360 Technology Co., Ltd.*(a)	594	59,150
		144,158

FINLAND — 1.4%
Sampo - A Shares	2,181	113,121

FRANCE — 3.8%
Air Liquide S.A.(a)	2,346	63,436
AXA S.A.	2,296	59,669
BNP Paribas S.A.(a)	1,475	57,112
Dassault Systemes	553	64,785
Technip S.A.(a)	2,798	72,636
		317,638

GERMANY — 4.1%
Adidas A.G.(a)	1,263	68,581
BASF S.E.(a)	821	91,443
Bayer A.G.(a)	756	102,256
Bayerische Motoren Werke A.G.(a)	1,759	73,896
		336,176

HONG KONG — 1.6%
Sands China Ltd.	17,976	134,301

INDONESIA — 0.4%
Kalbe Farma Tbk P.T.	250,500	32,494

IRELAND — 2.1%
Bank of Ireland*(a)	2,900	56,144
Ryanair Holdings PLC*(a)	1,928	113,386
		169,530

ITALY — 1.0%
Intesa Sanpaolo S.p.A.(a)	3,920	79,929

JAPAN — 5.2%
FANUC Corp.(a)	2,628	$78,051
JGC Corp.*(a)	861	59,926
Kao Corp.(a)	2,674	95,275
Sysmex Corp.	2,800	89,250
Toyota Motor Corp.(a)	922	104,094
		426,596

MEXICO — 0.4%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	12,400	33,205

NETHERLANDS — 2.2%
Core Laboratories N.V.	529	104,975
NXP Semiconductor N.V.*	1,343	78,982
		183,957

SINGAPORE — 0.8%
United Overseas Bank Ltd.(a)	1,865	64,473

SOUTH AFRICA — 0.4%
MTN Group Ltd.	1,467	30,035

SPAIN — 0.8%
Banco Bilbao Vizcaya Argentaria S.A.(a)	5,352	64,278

SWEDEN — 1.2%
Hennes & Mauritz A.B.(a)	12,138	103,052

SWITZERLAND — 2.5%
Nestle S.A.(a)	1,630	122,608
Roche Holding A.G.(a)	2,204	83,135
		205,743

TAIWAN — 0.9%
Ginko International Co., Ltd.	2,000	34,480
Hermes Microvision, Inc.	1,000	40,062
		74,542

TURKEY — 0.3%
Turk Traktor ve Ziraat Makineleri A.S.	1,031	26,501

UNITED KINGDOM — 3.0%
Diageo PLC(a)	761	94,813
Prudential PLC(a)	2,091	88,951
Vodafone Group PLC(a)	1,734	63,829
		247,593

UNITED STATES — 61.3%
Actavis PLC*	681	140,184
Adobe Systems, Inc.*	2,230	146,600
ADTRAN, Inc.	1,319	32,197
AGCO Corp.	800	44,128
Akorn, Inc.*	2,084	45,848
Alaska Air Group, Inc.	407	37,977
Allergan, Inc.	626	77,687

AMC Networks, Inc. - Class A*	400	$29,236
Anadarko Petroleum Corp.	775	65,689
Antero Resources Corp.*	475	29,735
Applied Materials, Inc.	6,000	122,520
Avago Technologies Ltd.	2,261	145,631
Avnet, Inc.	475	22,102
Boeing Co.	1,306	163,890
Bruker Corp.*	1,505	34,299
Carpenter Technology Corp.	519	34,275
Centene Corp.*	508	31,623
Chart Industries, Inc.*	536	42,639
Chevron Corp.	1,109	131,871
CNO Financial Group, Inc.	2,081	37,666
Compass Minerals International, Inc.	325	26,819
Computer Sciences Corp.	875	53,217
Conversant, Inc.*	1,494	42,056
Cracker Barrel Old Country Store, Inc.	365	35,493
Discover Financial Services	1,856	108,001
Dominion Resources, Inc.	1,334	94,701
Eagle Materials, Inc.	225	19,949
Exelis, Inc.	1,425	27,089
Generac Holdings, Inc.	650	38,330
General Electric Co.	7,010	181,489
Google, Inc. - Class A*	151	168,291
Gulfport Energy Corp.*	3,027	215,462
Hartford Financial Services Group, Inc.	1,575	55,550
IAC/InterActiveCorp	300	21,417
Kate Spade & Co.*	800	29,672
KeyCorp	4,675	66,572
Kirby Corp.*	401	40,601
Kraft Foods Group, Inc.	2,667	149,619
Lincoln National Corp.	575	29,135
Liquidity Services, Inc.*	1,217	31,703
Louisiana-Pacific Corp.*	1,300	21,931
Marsh & McLennan Cos., Inc.	3,485	171,810
Mettler-Toledo International, Inc.*	368	86,730
Microsoft Corp.	3,500	143,465
Monsanto Co.	1,162	132,201
NETGEAR, Inc.*	960	32,381
Palo Alto Networks, Inc.*	100	6,860
Panera Bread Co. - Class A*	88	15,529
Perrigo Co. PLC	475	73,463
Pfizer, Inc.	2,214	71,114
Pharmacyclics, Inc.*	325	32,572
Pioneer Natural Resources Co.	733	137,174
priceline.com, Inc.*	20	23,838
Procter & Gamble Co.	1,309	105,505
Questar Corp.	1,050	24,969
Salix Pharmaceuticals Ltd.*	333	34,502
Signature Bank*	375	47,096
Team Health Holdings, Inc.*	879	39,335
Texas Instruments, Inc.	1,900	89,585
Trinity Industries, Inc.	534	38,485
TripAdvisor, Inc.*	640	57,978
TRW Automotive Holdings Corp.*	1,050	85,701
Tyson Foods, Inc. - Class A	1,975	86,920

U.S. Bancorp	3,241	$138,909
U.S. Silica Holdings, Inc.	1,300	49,621
Verizon Communications, Inc.	2,866	136,336
Waddell & Reed Financial, Inc. - Class A	547	40,270
Walt Disney Co.	2,190	175,353
Yelp, Inc.*	450	34,618
Zoetis, Inc.	2,990	86,531
		5,071,745
TOTAL COMMON STOCKS (Cost $6,496,195) — 98.3%		8,125,859

TOTAL INVESTMENTS (Cost $6,496,195) — 98.3%		8,125,859
Other assets less liabilities — 1.7%		144,723

TOTAL NET ASSETS — 100.0%		$8,270,582

(equivalent to $12.72 per share; unlimited shares of $1.00 par value capital shares authorized; 650,316 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 92.7%
CONSUMER DISCRETIONARY — 25.6%
AMC Entertainment Holdings, Inc. - Class A*	1,052	$25,511
AMC Networks, Inc. - Class A*	1,577	115,263
ARAMARK Holdings Corp.	2,643	76,436
Burlington Stores, Inc.*	2,966	87,556
Cinemark Holdings, Inc.	3,451	100,114
Comcast Corp. - Class A	2,021	101,091
DIRECTV*	496	37,904
DISH Network Corp. - Class A*	1,620	100,780
Hilton Worldwide Holdings, Inc.*	1,120	24,909
Jarden Corp.*	845	50,556
Melco Crown Entertainment Ltd.*(a)	2,320	89,668
PVH Corp.	1,029	128,388
Service Corp. International	9,174	182,379
Starwood Hotels & Resorts Worldwide, Inc.	1,269	101,012
Twenty-First Century Fox, Inc. - Class B	1,218	37,904
VF Corp.	813	50,309
Wynn Resorts Ltd.	342	75,975
		1,385,755

CONSUMER STAPLES — 3.6%
Constellation Brands, Inc. - Class A*	1,052	89,389
Spectrum Brands Holdings, Inc.	979	78,026
Susser Holdings Corp.*	404	25,238
		192,653

ENERGY — 2.3%
EOG Resources, Inc.	632	123,979

FINANCIALS — 5.1%
American Tower Corp.	912	74,665
Discover Financial Services	434	25,255
JPMorgan Chase & Co.	626	38,005
Lazard Ltd. - Class A	1,089	51,281
PacWest Bancorp	593	25,505
Regions Financial Corp.	3,422	38,018
SLM Corp.	1,010	24,725
		277,454

HEALTH CARE — 17.1%
Actavis PLC*	798	164,268
Air Methods Corp.*	704	37,615
Akorn, Inc.*	4,556	100,232
Catamaran Corp.*	2,233	99,949
DaVita HealthCare Partners, Inc.*	1,096	75,460
Envision Healthcare Holdings, Inc.*	6,015	203,487
HCA Holdings, Inc.*	1,952	102,480

Salix Pharmaceuticals Ltd.*	1,364	$141,324
		924,815

INDUSTRIALS — 12.2%
Delta Air Lines, Inc.	1,468	50,866
Hertz Global Holdings, Inc.*	4,980	132,667
Nielsen Holdings N.V.	1,973	88,055
Ryder System, Inc.	636	50,829
Sensata Technologies Holding N.V.*	2,641	112,612
Union Pacific Corp.	203	38,095
United Rentals, Inc.*	540	51,268
Wabtec Corp.	1,130	87,575
Waste Connections, Inc.	1,147	50,308
		662,275

INFORMATION TECHNOLOGY — 19.0%
Amphenol Corp. - Class A	680	62,322
Avago Technologies Ltd.	2,718	175,066
Cisco Systems, Inc.	1,111	24,898
EchoStar Corp. - Class A*	798	37,953
Fidelity National Information Services, Inc.	2,367	126,516
Freescale Semiconductor Ltd.*	1,562	38,128
iGATE Corp.*	4,200	132,468
NXP Semiconductor N.V.*	2,798	164,550
Seagate Technology PLC	1,360	76,378
Skyworks Solutions, Inc.*	2,367	88,810
Spansion, Inc. - Class A*	2,892	50,379
TE Connectivity Ltd.	835	50,275
		1,027,743

MATERIALS — 5.2%
Ball Corp.	695	38,093
Berry Plastics Group, Inc.*	4,440	102,786
Crown Holdings, Inc.*	2,278	101,918
Graphic Packaging Holding Co.*	3,799	38,598
		281,395

TELECOMMUNICATION SERVICES — 2.6%
tw telecom, Inc.*	2,028	63,395
Verizon Communications, Inc.	1,586	75,446
		138,841
TOTAL COMMON STOCKS (Cost $4,933,926) — 92.7%		5,014,910

TOTAL INVESTMENTS (Cost $4,933,926) — 92.7%	$5,014,910
Other assets less liabilities — 7.3%	394,542

TOTAL NET ASSETS — 100.0%	$5,409,452

(equivalent to $10.16 per share; unlimited shares of $1.00 par value capital shares authorized; 532,302 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.2%
CONSUMER DISCRETIONARY — 17.7%
Advance Auto Parts, Inc.	144,500	$18,279,250
AMC Networks, Inc. - Class A*	325,400	23,783,486
AutoZone, Inc.*	14,208	7,631,117
Cabela's, Inc.*	326,975	21,420,132
Chipotle Mexican Grill, Inc.*	20,098	11,416,669
Discovery Communications, Inc. - Class C*	99,725	7,684,808
Dollar Tree, Inc.*	119,425	6,231,597
DR Horton, Inc.	732,800	15,865,120
Expedia, Inc.	202,400	14,674,000
Harley-Davidson, Inc.	245,900	16,379,399
HomeAway, Inc.*	448,000	16,876,160
Kate Spade & Co.*	680,100	25,224,909
Life Time Fitness, Inc.*	400,575	19,267,657
Lululemon Athletica, Inc.*	236,525	12,438,850
Michael Kors Holdings Ltd.*(a)	104,000	9,700,080
Nordstrom, Inc.	53,800	3,359,810
O'Reilly Automotive, Inc.*	77,200	11,455,708
Panera Bread Co. - Class A*	61,883	10,920,493
Polaris Industries, Inc.	159,375	22,266,281
priceline.com, Inc.*	22,481	26,794,879
Thor Industries, Inc.	29,216	1,783,929
TripAdvisor, Inc.*	652,063	59,070,387
TRW Automotive Holdings Corp.*	778,388	63,532,029
		426,056,750

CONSUMER STAPLES — 4.8%
Casey's General Stores, Inc.	233,450	15,778,885
Hormel Foods Corp.	204,775	10,089,264
Monster Beverage Corp.*	230,533	16,010,517
Sprouts Farmers Market, Inc.*	296,153	10,670,393
Tyson Foods, Inc. - Class A	1,442,700	63,493,227
		116,042,286

ENERGY — 11.6%
Antero Resources Corp.*	615,037	38,501,316
Cabot Oil & Gas Corp.	995,700	33,734,316
Diamondback Energy, Inc.*	182,525	12,285,758
Gulfport Energy Corp.*	1,883,539	134,070,306
Patterson-UTI Energy, Inc.	631,300	19,999,584
Tesoro Corp.	325,475	16,465,780
Western Refining, Inc.	600,596	23,183,006
		278,240,066

FINANCIALS — 13.1%
American Capital Agency Corp. REIT	542,288	11,653,769
Comerica, Inc.	889,950	46,099,410
E*TRADE Financial Corp.*	494,100	11,374,182
Genworth Financial, Inc. - Class A*	1,165,800	20,669,634

Hartford Financial Services Group, Inc.	1,284,125	$45,291,089
KeyCorp	4,993,000	71,100,320
Lincoln National Corp.	677,813	34,344,785
Principal Financial Group, Inc.	593,325	27,287,017
Signature Bank*	369,650	46,424,343
		314,244,549
HEALTH CARE — 8.5%
Acorda Therapeutics, Inc.*	308,275	11,686,705
Catamaran Corp.*(a)	272,825	12,211,647
DaVita HealthCare Partners, Inc.*	513,000	35,320,050
HMS Holdings Corp.*	446,000	8,496,300
Isis Pharmaceuticals, Inc.*	461,300	19,932,773
Perrigo Co. PLC(a)	477,250	73,811,485
Pharmacyclics, Inc.*	140,545	14,085,420
Universal Health Services, Inc. - Class B	80,200	6,582,014
Zimmer Holdings, Inc.	248,400	23,493,672
		205,620,066

INDUSTRIALS — 13.4%
AGCO Corp.	962,839	53,110,199
Chart Industries, Inc.*	142,625	11,345,819
Exelis, Inc.	1,314,849	24,995,279
Fluor Corp.	92,625	7,199,741
Generac Holdings, Inc.	575,300	33,925,441
Jacobs Engineering Group, Inc.*	171,925	10,917,238
JetBlue Airways Corp.*	2,655,150	23,073,253
Manpowergroup, Inc.	241,050	19,001,972
Owens Corning	260,925	11,264,132
Southwest Airlines Co.	938,150	22,149,721
Textron, Inc.	804,809	31,620,946
Towers Watson & Co. - Class A	166,475	18,986,474
Trinity Industries, Inc.	373,836	26,942,361
United Rentals, Inc.*	305,875	29,039,772
		323,572,348

INFORMATION TECHNOLOGY — 16.3%
Arrow Electronics, Inc.*	352,525	20,925,884
Avago Technologies Ltd.(a)	668,125	43,033,931
Avnet, Inc.	956,575	44,509,435
Computer Sciences Corp.	1,021,625	62,135,232
CoStar Group, Inc.*	58,700	10,961,638
Cree, Inc.*	191,873	10,852,337
DST Systems, Inc.	98,125	9,301,269
FEI Co.	58,375	6,013,792
IAC/InterActiveCorp	342,325	24,438,582
iGATE Corp.*	860,964	27,154,805
JDS Uniphase Corp.*	1,110,675	15,549,450
Lam Research Corp.*	87,075	4,789,125
MICROS Systems, Inc.*	162,075	8,578,630
Palo Alto Networks, Inc.*	132,225	9,070,635
Seagate Technology PLC(a)	442,015	24,823,562
Skyworks Solutions, Inc.*	671,728	25,203,235

Yelp, Inc.*	569,100	$43,780,863
391,122,405
MATERIALS — 8.0%
Agnico Eagle Mines Ltd.(a)	617,000	18,664,250
CF Industries Holdings, Inc.	47,056	12,264,676
Compass Minerals International, Inc.	505,313	41,698,429
Eagle Materials, Inc.	180,625	16,014,212
KapStone Paper and Packaging Corp.*	652,752	18,825,368
Louisiana-Pacific Corp.*	1,091,050	18,406,013
Rockwood Holdings, Inc.	245,000	18,228,000
U.S. Silica Holdings, Inc.	949,425	36,239,552
Westlake Chemical Corp.	200,175	13,247,582
		193,588,082

UTILITIES — 3.8%
Atmos Energy Corp.	779,276	36,727,278
DTE Energy Co.	233,100	17,316,999
Questar Corp.	1,615,470	38,415,877
		92,460,154
TOTAL COMMON STOCKS (Cost $1,955,793,688) — 97.2%		2,340,946,706

SHORT-TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	77,000,000	77,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $77,000,000) — 3.2%		77,000,000

TOTAL INVESTMENTS (Cost $2,032,793,688) — 100.4%		2,417,946,706
Liabilities less other assets — (0.4)%		(10,651,107)

TOTAL NET ASSETS — 100.0%		$2,407,295,599

(equivalent to $18.37 per share; unlimited shares of $1.00 par value capital shares authorized; 131,069,675 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 13.4%
Buckle, Inc.	90,025	$4,123,145
Cracker Barrel Old Country Store, Inc.	64,100	6,233,084
iRobot Corp.*	115,600	4,745,380
Jos. A. Bank Clothiers, Inc.*	55,400	3,562,220
Monro Muffler Brake, Inc.	111,700	6,353,496
Sotheby's	101,200	4,407,260
Steiner Leisure Ltd.*(a)	81,800	3,783,250
Weight Watchers International, Inc.	99,800	2,049,892
		35,257,727

CONSUMER STAPLES — 1.6%
Darling International, Inc.*	140,000	2,802,800
Natural Grocers by Vitamin Cottage, Inc.*	34,500	1,506,270
		4,309,070

ENERGY — 3.8%
Geospace Technologies Corp.*	32,060	2,121,410
Gulfport Energy Corp.*	112,800	8,029,104
		10,150,514

FINANCIALS — 11.7%
CNO Financial Group, Inc.	235,300	4,258,930
Cohen & Steers, Inc.	114,190	4,550,471
eHealth, Inc.*	31,100	1,579,880
EverBank Financial Corp.	140,500	2,772,065
Hercules Technology Growth Capital, Inc.	230,400	3,241,728
Mid-America Apartment Communities, Inc. REIT	48,500	3,311,095
Portfolio Recovery Associates, Inc.*	85,010	4,918,679
Waddell & Reed Financial, Inc. - Class A	85,000	6,257,700
		30,890,548

HEALTH CARE — 24.3%
Acorda Therapeutics, Inc.*	75,000	2,843,250
Air Methods Corp.*	74,400	3,975,192
Akorn, Inc.*	238,400	5,244,800
Bruker Corp.*	265,400	6,048,466
Centene Corp.*	64,300	4,002,675
Computer Programs & Systems, Inc.	34,100	2,202,860
Covance, Inc.*	65,100	6,763,890
Genomic Health, Inc.*	70,600	1,859,604
Hanger, Inc.*	35,000	1,178,800
HMS Holdings Corp.*	105,000	2,000,250
ICU Medical, Inc.*	60,145	3,601,483
Omnicell, Inc.*	124,200	3,554,604
Salix Pharmaceuticals Ltd.*	85,300	8,837,933
Sirona Dental Systems, Inc.*	42,800	3,195,876
Team Health Holdings, Inc.*	135,500	6,063,625

U.S. Physical Therapy, Inc.	83,450	$2,884,866
		64,258,174

INDUSTRIALS — 16.6%
Aegion Corp.*	139,800	3,538,338
Alaska Air Group, Inc.	56,200	5,244,022
Celadon Group, Inc.	141,600	3,404,064
Chart Industries, Inc.*	45,500	3,619,525
Erickson Air-Crane, Inc.*	138,800	2,680,228
Genesee & Wyoming, Inc. - Class A*	27,500	2,676,300
II-VI, Inc.*	150,500	2,322,215
Kirby Corp.*	27,000	2,733,750
PowerSecure International, Inc.*	146,700	3,438,648
Teledyne Technologies, Inc.*	41,500	4,039,195
Triumph Group, Inc.	31,100	2,008,438
United Rentals, Inc.*	85,300	8,098,382
		43,803,105

INFORMATION TECHNOLOGY — 24.2%
ADTRAN, Inc.	72,400	1,767,284
Ambarella, Inc.*(a)	121,400	3,242,594
Amber Road, Inc.*	50,100	771,540
BroadSoft, Inc.*	96,800	2,587,464
Conversant, Inc.*	136,500	3,842,475
Covisint Corp.*	168,345	1,233,969
Cypress Semiconductor Corp.	86,600	889,382
Daktronics, Inc.	156,100	2,246,279
Electronics For Imaging, Inc.*	9,200	398,452
Fusion-io, Inc.*	71,900	756,388
Hittite Microwave Corp.	30,400	1,916,416
j2 Global, Inc.	105,800	5,295,290
Jack Henry & Associates, Inc.	133,400	7,438,384
Liquidity Services, Inc.*	110,600	2,881,130
Monotype Imaging Holdings, Inc.	88,700	2,673,418
NETGEAR, Inc.*	95,100	3,207,723
Peregrine Semiconductor Corp.*	177,300	1,072,665
Plantronics, Inc.	36,800	1,635,760
SciQuest, Inc.*	65,749	1,776,209
Semtech Corp.*	136,400	3,456,376
SPS Commerce, Inc.*	37,750	2,319,738
Stratasys Ltd.*(a)	49,845	5,288,056
TIBCO Software, Inc.*	151,300	3,074,416
Veeco Instruments, Inc.*	100,300	4,205,579
		63,976,987

MATERIALS — 4.3%
Balchem Corp.	61,500	3,205,380
Carpenter Technology Corp.	32,500	2,146,300
U.S. Silica Holdings, Inc.	156,200	5,962,154
		11,313,834
TOTAL COMMON STOCKS (Cost $165,512,734) — 99.9%		263,959,959

TOTAL INVESTMENTS (Cost $165,512,734) — 99.9%	$263,959,959
Other assets less liabilities — 0.1%	278,958

TOTAL NET ASSETS — 100.0%	$264,238,917

(equivalent to $24.17 per share; unlimited shares of $1.00 par value capital shares authorized; 10,932,677 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 10.8%
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A2, 0.710%, 12/8/15(a)	$29,018	$29,019
Series 2013-1, Class A2, 0.490%, 6/8/16(a)	98,465	98,481
Chase Issuance Trust Series 2013-A2, Class A2, 0.255%, 2/15/17(a)(b)	405,000	404,891
Fifth Third Auto Trust Series 2014-1, Class A2, 0.460%, 8/15/16(a)	320,000	320,026
Ford Credit Auto Owner Trust Series 2014-A, Class A2, 0.480%, 11/15/16(a)	635,000	635,138
GE Capital Credit Card Master Note Trust Series 2010-1, Class A, 3.690%, 3/15/18(a)	295,000	303,636
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 0.434%, 4/25/33(a)(b)	660,237	631,238
GSAA Trust Series 2006-S1, Class 1A1, 0.314%, 1/25/37(a)(b)	155,162	54,102
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	475,000	480,497
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	975,000	974,555
Home Equity Loan Trust
Series 2002-HS3, Class 1A6, 4.480%, 8/25/17(a)(b)	39,327	39,171
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	4,762	4,733
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	103,756	89,121
Home Loan Trust
Series 2006-HI2, Class A3, 5.790%, 2/25/36(a)	22,322	22,311
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	26,770	26,880
Series 2006-HI4, Class A3, 5.440%, 9/25/36(a)	45,127	45,426
Huntington Auto Trust
Series 2011-1A, Class A3, 1.010%, 1/15/16(a)(c)	53,167	53,266
Series 2012-2, Class A3, 0.510%, 4/17/17(a)	956,000	956,564
Hyundai Auto Receivables Trust Series 2011-C, Class A3, 0.830%, 12/15/15(a)	199,669	199,874
IndyMac Home Equity Loan Trust Series 2004-2, Class A, 0.281%, 9/28/36(a)(b)	424,378	404,577
M&T Bank Auto Receivables Trust Series 2013-1A, Class A2, 0.660%, 2/16/16(a)(c)	240,000	240,272
MSCC Heloc Trust Series 2007-1, Class A, 0.254%, 12/25/31(a)(b)	408,587	379,214
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.774%, 1/25/36(a)(b)(c)	63,770	48,541
SLM Student Loan Trust Series 2006-4, Class A4, 0.319%, 4/25/23(a)(b)	126,081	126,064
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.734%, 11/25/35(a)(b)	13,051	12,975
Series 2005-S7, Class A2, 0.454%, 12/25/35(a)(b)(c)	123,909	119,495

TOTAL ASSET-BACKED SECURITIES (Cost $6,687,331) — 10.8%		6,700,067

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4A, 5.602%, 6/24/50(a)(b)(c)	74,466	80,825
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, 5.406%, 4/15/40(a)(b)	9,815	9,809

Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	$112,557	$111,812
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class A4, 5.014%, 2/15/38(a)(b)	279,229	285,235
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	457,826	457,916
GE Capital Commercial Mortgage Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(b)	724,981	748,723
GE Capital Commercial Mortgage Corp. Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	238,507	238,721
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class A4, 5.335%, 8/12/37(a)(b)	410,190	422,771
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	177,847	178,237
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	130,512	130,410
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4, 4.954%, 9/15/30(a)	1,073,695	1,116,642
Merrill Lynch Mortgage Trust Series 2005-LC1, Class A4, 5.291%, 1/12/44(a)(b)	418,558	444,125
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	408,944	405,392
Series 2013-C9, Class A1, 0.825%, 5/15/46(a)	148,749	147,698
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	105,257	104,854
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	129,211	128,872

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,038,650) — 8.0%		5,012,042

CORPORATE BONDS — 33.5%
21st Century Fox America, Inc. 8.000%, 10/17/16	285,000	332,846
Aflac, Inc. 2.650%, 2/15/17	350,000	364,469
Ally Financial, Inc.
8.300%, 2/12/15	435,000	460,012
4.625%, 6/26/15	475,000	492,219
American Express Credit Corp.
2.800%, 9/19/16	180,000	187,722
2.375%, 3/24/17	185,000	191,615
American International Group, Inc. 3.800%, 3/22/17	945,000	1,011,055
Anadarko Petroleum Corp.
5.950%, 9/15/16	385,000	427,140
6.375%, 9/15/17	260,000	297,652
ArcelorMittal 9.500%, 2/15/15	150,000	160,125
Bank of America Corp. 2.650%, 4/1/19	625,000	626,993
BB&T Corp. 3.200%, 3/15/16(a)	170,000	177,426
Branch Banking & Trust Co. 1.050%, 12/1/16(a)	275,000	275,139
British Telecommunications PLC 1.250%, 2/14/17	200,000	199,420
Citigroup, Inc. 4.450%, 1/10/17	995,000	1,074,627
CMS Energy Corp. 6.875%, 12/15/15	65,000	71,501
Credit Suisse 3.500%, 3/23/15	365,000	375,582

Deutsche Bank A.G. 6.000%, 9/1/17	$270,000	$307,361
Deutsche Telekom International Finance B.V.
3.125%, 4/11/16(c)	155,000	161,577
2.250%, 3/6/17(c)	110,000	112,514
DISH DBS Corp. 7.750%, 5/31/15	250,000	267,812
DPL, Inc. 6.500%, 10/15/16(a)	155,000	167,400
Duke Energy Indiana, Inc. 6.050%, 6/15/16	175,000	193,936
Enel Finance International N.V. 3.875%, 10/7/14(c)	200,000	203,074
ERAC USA Finance, LLC 5.900%, 11/15/15(c)	370,000	398,811
Ford Motor Credit Co., LLC
2.500%, 1/15/16	475,000	487,729
4.250%, 2/3/17	560,000	601,279
General Electric Capital Corp.
2.950%, 5/9/16	120,000	125,003
2.900%, 1/9/17	75,000	78,482
2.300%, 4/27/17	975,000	1,003,952
Goldman Sachs Group, Inc. 3.625%, 2/7/16	895,000	937,316
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	480,000	496,065
7.300%, 11/1/15	94,000	102,981
5.500%, 10/15/16	90,000	99,604
5.375%, 3/15/17	120,000	132,785
ING Bank N.V. 3.750%, 3/7/17(c)	690,000	733,508
Ipalco Enterprises, Inc. 5.000%, 5/1/18(a)	240,000	253,800
Jersey Central Power & Light Co. 5.650%, 6/1/17	316,000	349,117
JPMorgan Chase & Co.
2.600%, 1/15/16	570,000	586,075
1.350%, 2/15/17	360,000	359,708
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	285,000	320,178
Liberty Property LP 5.500%, 12/15/16	75,000	82,551
Lincoln National Corp. 4.300%, 6/15/15	145,000	150,816
MetLife, Inc. 6.750%, 6/1/16	555,000	622,411
Morgan Stanley 3.800%, 4/29/16	745,000	784,678
New York Life Global Funding 1.125%, 3/1/17(c)	95,000	94,583
NextEra Energy Capital Holdings, Inc. 1.339%, 9/1/15	170,000	171,235
Ohio Casualty Corp. 7.300%, 6/15/14	145,000	146,793
Peco Energy Co. 1.200%, 10/15/16	115,000	115,775
Prudential Financial, Inc. 4.750%, 9/17/15	140,000	147,902
Prudential Holdings, LLC 1.110%, 12/18/17(b)(c)	278,571	279,437

Prudential Insurance Co. of America 8.100%, 7/15/15(c)	$150,000	$160,280
PSEG Power, LLC 5.320%, 9/15/16	170,000	187,250
Qwest Corp. 7.500%, 10/1/14	100,000	103,247
Simon Property Group LP 2.800%, 1/30/17(a)	115,000	119,864
Transocean, Inc. 5.050%, 12/15/16	735,000	799,446
UBS A.G. 5.875%, 12/20/17	375,000	429,664
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	109,149	116,783
Verizon Communications, Inc. 3.000%, 4/1/16	200,000	208,567
Wells Fargo & Co.
5.125%, 9/15/16	275,000	300,579
2.100%, 5/8/17	590,000	604,119

TOTAL CORPORATE BONDS (Cost $20,698,958) — 33.5%		20,831,590

MORTGAGE-BACKED SECURITIES — 30.9%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	13,723	13,738
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	156,993	162,951
Fannie Mae Pool
2.970%, 3/1/15	85,000	85,771
1.730%, 1/1/17	410,000	418,059
0.547%, 7/1/18(b)	350,000	353,821
0.627%, 11/1/20(b)	975,000	973,794
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	129,410	133,430
Series 2011-143, Class AC, 1.750%, 4/25/21	637,945	647,020
Series 2011-145, Class A, 1.750%, 6/25/21	634,532	643,341
Series 2011-143, Class M, 1.750%, 1/25/22	279,706	283,539
Series 2008-76, Class GF, 0.804%, 9/25/23(b)	111,359	111,969
Series 2013-136, Class KA, 2.000%, 5/25/25	469,262	477,718
Series 2011-122, Class A, 3.000%, 12/25/25	92,485	95,104
Series 2009-73, Class AE, 4.000%, 5/25/27	23,217	23,448
Fannie Mae-Aces
Series 2014-M3, Class ASQ1, 0.418%, 10/25/14	1,560,000	1,559,938
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	1,426,077	1,428,614
Series 2014-M2, Class ASQ1, 0.342%, 9/25/15	735,185	735,315
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	745,000	744,990
Series 2014-M3, Class ASQ2, 0.558%, 3/25/16	3,650,000	3,649,018
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	1,154,118	1,157,894
Series 2012-M14, Class ASQ1, 0.538%, 2/25/17	5,982	5,980
Series 2012-M9, Class ASQ1, 0.978%, 12/25/17	109,628	109,312
Series 2013-M7, Class ASQ2, 1.233%, 3/26/18	305,000	303,505
Series 2013-M13, Class A, 1.600%, 5/25/18	1,074,711	1,069,375
Series 2013-M9, Class ASQ1, 0.982%, 6/25/18	831,607	830,751
Series 2010-M3, Class A1, 2.587%, 3/25/20	425,838	428,707
FHLMC Multifamily Structured Pass-Through Certificates Series K502, Class A1, 0.727%, 12/25/16(a)	473,508	470,343
Freddie Mac REMICS
Series 3836, Class MC, 2.000%, 5/15/20(a)	229,666	233,243
Series 3683, Class JH, 2.500%, 12/15/23(a)	320,170	325,250
Series 3939, Class WB, 3.000%, 10/15/25(a)	625,650	649,661
Series 3681, Class AH, 4.000%, 10/15/27(a)	240,016	244,933
Series 3768, Class DE, 2.250%, 11/15/28(a)	128,705	130,169

Series 4302, Class AB, 1.750%, 11/15/29(a)	$607,996	$611,737
Series 2764, Class UE, 5.000%, 10/15/32(a)	105,096	109,660

TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,239,774) — 30.9%		19,222,098

OTHER GOVERNMENTS — 0.6%
Petrobras Global Finance B.V. 1.855%, 5/20/16(b)	285,000	281,793
Petrobras Global Finance B.V. 2.379%, 1/15/19(b)	95,000	92,744

TOTAL OTHER GOVERNMENTS (Cost $378,061) — 0.6%		374,537

U.S. GOVERNMENT AND AGENCIES — 15.8%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	179,066	180,541
Series 2010-C1, Class A1, 1.600%, 10/29/20(a)	84,326	84,834
Series 2010-A1, Class A, 0.506%, 12/7/20(a)(b)	732,738	733,705
United States Treasury Note
0.250%, 2/15/15	1,170,000	1,171,189
0.125%, 4/30/15	6,040,000	6,038,822
0.625%, 7/15/16	1,635,000	1,637,044

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $9,842,413) — 15.8%		9,846,135

TOTAL INVESTMENTS (Cost $61,885,187) — 99.6%		61,986,469
Other assets less liabilities — 0.4%		245,331

TOTAL NET ASSETS — 100.0%		$62,231,800

(equivalent to $10.09 per share; unlimited shares of $1.00 par value capital shares authorized; 6,165,323 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.8%
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(b)	$1,705,000	$1,724,730
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	1,925,000	1,924,122
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	353,747	377,219

TOTAL ASSET-BACKED SECURITIES (Cost $3,989,639) — 1.8%		4,026,071

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.4%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	1,530,328	1,655,020
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4, 5.406%, 4/15/40(a)(c)	45,974	45,947
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	838,469	835,498
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	544,025	540,423
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	315,000	345,095
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(b)	1,304,921	1,305,176
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(c)	260,636	260,870
Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(c)	2,373,569	2,451,299
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	953,635	949,516
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.819%, 8/10/45(a)(c)	2,496,702	2,768,633
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	559,359	560,586
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	639,764	639,265
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	1,363,366	1,365,223
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	605,981	600,718
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.819%, 8/15/45(b)(c)	2,057,865	2,280,933
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	1,364,327	1,353,550
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,882,227	1,877,049
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	1,018,484	1,015,819

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,942,826) — 9.4%		20,850,620

CORPORATE BONDS — 28.3%
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	816,201	885,578
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 7/15/25(b)	909,670	916,492

American Honda Finance Corp. 1.125%, 10/7/16	$1,905,000	$1,917,038
American International Group, Inc.
5.050%, 10/1/15	890,000	945,803
4.875%, 9/15/16	1,400,000	1,527,397
3.800%, 3/22/17	920,000	984,308
4.125%, 2/15/24	1,400,000	1,429,642
AT&T, Inc. 1.700%, 6/1/17	1,075,000	1,084,303
Bank of America Corp.
4.500%, 4/1/15	2,975,000	3,086,497
1.500%, 10/9/15	3,650,000	3,682,357
4.000%, 4/1/24	1,605,000	1,603,111
British Telecommunications PLC 2.000%, 6/22/15(d)	740,000	751,360
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	592,170	673,594
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	865,435	932,506
Citigroup, Inc.
4.587%, 12/15/15	4,210,000	4,465,332
1.350%, 3/10/17	995,000	990,190
CSX Transportation, Inc. 6.251%, 1/15/23	526,267	609,417
Daimler Finance North America, LLC 1.250%, 1/11/16(b)	1,775,000	1,784,952
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	849,039	997,620
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(b)(d)	1,905,000	1,948,545
Entergy Arkansas, Inc. 5.000%, 7/1/18(a)	315,000	314,792
Entergy Texas, Inc. 3.600%, 6/1/15	1,005,000	1,037,212
Farmers Insurance Exchange 6.000%, 8/1/14(b)	315,000	319,502
Ford Motor Credit Co., LLC
4.207%, 4/15/16	2,915,000	3,089,326
2.875%, 10/1/18	4,100,000	4,176,969
General Electric Capital Corp.
1.000%, 12/11/15	1,485,000	1,495,463
1.000%, 1/8/16	2,000,000	2,014,362
Goldman Sachs Group, Inc.
3.700%, 8/1/15	935,000	969,594
1.600%, 11/23/15	1,875,000	1,894,457
1.436%, 4/30/18(c)	2,250,000	2,278,717
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	700,000	774,695
5.375%, 3/15/17	800,000	885,237
ING Bank N.V. 3.750%, 3/7/17(b)(d)	2,005,000	2,131,425
JPMorgan Chase & Co.
1.100%, 10/15/15	2,700,000	2,711,081
0.854%, 2/26/16(c)	1,625,000	1,632,794
Metropolitan Life Global Funding I 2.500%, 9/29/15(b)	120,000	123,248
Morgan Stanley 1.485%, 2/25/16(c)	885,000	897,716
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	477,262	529,188
Pricoa Global Funding I 5.450%, 6/11/14(b)	145,000	146,383

UBS A.G. 5.875%, 12/20/17(d)	$378,000	$433,102
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	1,257,572	1,370,805
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	1,565,280	1,720,179
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	668,813	768,613

TOTAL CORPORATE BONDS (Cost $61,864,642) — 28.3%		62,930,902

MORTGAGE-BACKED SECURITIES — 14.1%
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	248,393	257,820
Fannie Mae Pool
0.607%, 7/1/17(c)	814,000	812,681
3.330%, 7/1/20	861,072	917,453
3.330%, 10/1/20	1,265,666	1,321,651
3.230%, 11/1/20	1,354,495	1,407,500
2.160%, 1/1/23	3,743,230	3,530,682
4.000%, 4/1/24	579,547	613,653
2.500%, 3/1/26	542,597	542,722
2.100%, 12/1/27	1,346,457	1,243,994
2.000%, 7/1/28	1,164,337	1,125,479
4.550%, 10/1/33	979,298	972,182
5.970%, 1/1/40	358,193	400,427
5.970%, 1/1/40	191,036	213,561
5.100%, 12/1/40	302,449	323,389
Fannie Mae REMICS
Series 2008-76, Class GF, 0.804%, 9/25/23(c)	570,624	573,750
Series 2004-67, Class VC, 4.500%, 2/25/25	423,542	427,485
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	2,866,221	2,871,320
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	2,510,000	2,509,965
Series 2013-M14, Class A, 1.700%, 8/25/18	2,025,284	2,012,179
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,300,000	1,219,910
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	1,503,661	1,508,674
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	429,713	452,468
Series 3873, Class DG, 3.000%, 7/15/27(a)	154,260	158,357
Series 3688, Class JA, 3.500%, 1/15/30(a)	523,524	547,889
Ginnie Mae I Pool
2.140%, 8/15/23	1,095,840	1,081,829
2.730%, 6/15/32	4,482,786	4,322,993
Ginnie Mae II Pool 7.000%, 7/20/16	3,167	3,190

TOTAL MORTGAGE-BACKED SECURITIES (Cost $31,289,071) — 14.1%		31,373,203

OTHER GOVERNMENTS — 0.7%
Petrobras Global Finance B.V. 2.379%, 1/15/19(c)(d)	885,000	863,981
Petroleos Mexicanos 3.500%, 7/18/18(d)	735,000	762,563

TOTAL OTHER GOVERNMENTS (Cost $1,616,634) — 0.7%		1,626,544

U.S. GOVERNMENT AND AGENCIES — 37.4%
United States Treasury Note
0.250%, 3/31/15	$34,425,000	$34,462,661
0.250%, 5/31/15	43,115,000	43,160,486
1.500%, 1/31/19	5,580,000	5,531,175

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $83,202,168) — 37.4%		83,154,322

SHORT-TERM INVESTMENTS — 5.1%
UMB Money Market Fiduciary, 0.010%	11,299,993	11,299,993

TOTAL SHORT-TERM INVESTMENTS (Cost $11,299,993) — 5.1%		11,299,993

TOTAL INVESTMENTS (Cost $214,204,973) — 96.8%		215,261,655
Other assets less liabilities — 3.2%		7,111,686

TOTAL NET ASSETS — 100.0%		$222,373,341

(equivalent to $11.46 per share; unlimited shares of $1.00 par value capital shares authorized; 19,138,688 shares outstanding for Institutional Class; equivalent to $11.46 per share; unlimited shares of $1.00 par value capital shares authorized; 258,108 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits

(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.1%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$2,258,046	$1,958,812
Countrywide Asset-Backed Certificates Series 2006-S10, Class A2, 0.374%, 10/25/36(a)(b)	885,944	846,621
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	883,484	835,610
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	4,555,000	4,607,711
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	4,475,000	4,472,959
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	12,523	12,447
Series 2003-HS3, Class A2A, 0.434%, 8/25/33(a)(b)	166,822	154,020
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	739,824	518,931
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	366,980
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,449,267	1,244,856
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	751,712	801,590
MSCC Heloc Trust Series 2007-1, Class A, 0.254%, 12/25/31(a)(b)	3,100,103	2,877,239
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.774%, 1/25/36(a)(b)(c)	389,219	296,267
RFMSII Trust Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)	1,112,243	896,717
SACO I Trust Series 2006-9, Class A1, 0.454%, 8/25/36(a)(b)	551,143	616,762
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.734%, 11/25/35(a)(b)	29,165	28,996
Series 2005-S7, Class A2, 0.454%, 12/25/35(a)(b)(c)	663,452	639,817
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	1,642,146	1,085,769

TOTAL ASSET-BACKED SECURITIES (Cost $20,647,866) — 4.1%		22,262,104

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,671,924	2,889,632
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4, 5.406%, 4/15/40(a)(b)	55,788	55,756
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,622,017	1,616,270
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	870,439	864,676
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	865,000	947,641
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	2,742,309	2,742,845
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	794,203	794,916
Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(b)	5,367,841	5,543,627
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	1,847,667	1,839,687
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.819%, 8/10/45(a)(b)	5,389,778	5,976,811
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	1,566,204	1,569,640

Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	$1,149,016	$1,148,121
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	2,595,813	2,599,349
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	1,119,021	1,109,301
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	2,637,940	2,617,103
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,385,140	2,378,579
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	1,729,143	1,724,618

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $36,487,271) — 6.7%		36,418,572

CORPORATE BONDS — 23.1%
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,123,375
5.500%, 2/15/17	1,015,000	1,101,275
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,599,917	1,735,910
American Honda Finance Corp. 1.125%, 10/7/16	3,600,000	3,622,748
American International Group, Inc.
5.050%, 10/1/15	1,830,000	1,944,741
4.875%, 9/15/16	2,850,000	3,109,344
3.800%, 3/22/17	940,000	1,005,706
6.400%, 12/15/20	1,400,000	1,668,019
4.125%, 2/15/24	2,640,000	2,695,897
AT&T, Inc. 1.700%, 6/1/17	2,085,000	2,103,044
Bank of America Corp.
4.500%, 4/1/15	6,410,000	6,650,234
1.500%, 10/9/15	3,755,000	3,788,288
1.250%, 1/11/16	3,700,000	3,719,444
4.000%, 4/1/24	3,845,000	3,840,474
British Telecommunications PLC 2.000%, 6/22/15(d)	1,790,000	1,817,480
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	1,105,759	1,257,800
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	691,556	750,869
Citigroup, Inc.
4.587%, 12/15/15	8,230,000	8,729,141
1.350%, 3/10/17	2,315,000	2,303,809
Daimler Finance North America, LLC
0.842%, 1/9/15(b)(c)	1,750,000	1,756,437
1.250%, 1/11/16(c)	3,780,000	3,801,194
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	1,356,510	1,593,899
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(d)	3,325,000	3,401,003
Ford Motor Credit Co., LLC
3.875%, 1/15/15	2,640,000	2,703,030
2.750%, 5/15/15	3,175,000	3,239,738
4.207%, 4/15/16	2,495,000	2,644,208
3.984%, 6/15/16	1,910,000	2,023,796
4.250%, 2/3/17	2,500,000	2,684,280
5.000%, 5/15/18	3,370,000	3,719,567
4.375%, 8/6/23	2,625,000	2,708,344
General Electric Capital Corp.
1.000%, 12/11/15	3,200,000	3,222,547
1.000%, 1/8/16	4,195,000	4,225,124

Goldman Sachs Group, Inc.
3.700%, 8/1/15	$1,915,000	$1,985,853
1.600%, 11/23/15	2,920,000	2,950,301
1.436%, 4/30/18(b)	3,970,000	4,020,669
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	1,090,000	1,206,311
5.375%, 3/15/17	1,625,000	1,798,137
ING Bank N.V. 3.750%, 3/7/17(c)(d)	3,950,000	4,199,067
JPMorgan Chase & Co.
1.100%, 10/15/15	3,675,000	3,690,082
0.854%, 2/26/16(b)	2,535,000	2,547,158
3.250%, 9/23/22	1,780,000	1,753,462
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	670,000	752,698
Metropolitan Life Global Funding I 2.500%, 9/29/15(c)	740,000	760,028
Morgan Stanley 1.485%, 2/25/16(b)	1,255,000	1,273,032
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	1,904,896	2,112,149
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,207,431	1,403,639
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,060,197	2,302,270
UBS A.G. 5.875%, 12/20/17(d)	949,000	1,087,338
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	420,545	449,959

TOTAL CORPORATE BONDS (Cost $121,121,314) — 23.1%		124,982,918

MORTGAGE-BACKED SECURITIES — 11.6%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	23,130	23,156
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	469,689	487,514
Fannie Mae Pool
0.607%, 7/1/17(b)	1,850,000	1,847,003
3.330%, 7/1/20	1,834,904	1,955,048
3.330%, 10/1/20	3,256,601	3,400,653
3.230%, 11/1/20	3,478,267	3,614,382
2.160%, 1/1/23	7,286,105	6,872,385
4.000%, 4/1/24	1,731,743	1,833,655
2.500%, 3/1/26	1,131,513	1,131,774
2.100%, 12/1/27	2,608,760	2,410,239
2.000%, 7/1/28	2,681,793	2,592,291
5.970%, 1/1/40	549,230	613,988
5.970%, 1/1/40	711,611	795,516
5.100%, 12/1/40	484,879	518,450
Fannie Mae REMICS Series 2004-67, Class VC, 4.500%, 2/25/25	819,935	827,567
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	5,323,610	5,333,080
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	5,680,000	5,679,921
Series 2013-M14, Class A, 1.700%, 8/25/18	4,602,919	4,573,133
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	3,650,546	3,662,717
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	2,030,444	2,137,964
Series 3873, Class DG, 3.000%, 7/15/27(a)	407,688	418,515
Ginnie Mae I Pool
2.140%, 8/15/23	2,836,811	2,800,543

2.730%, 6/15/32	$9,328,257	$8,995,742

TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,036,543) — 11.6%		62,525,236

OTHER GOVERNMENTS — 0.5%
Petrobras Global Finance B.V. 2.379%, 1/15/19(b)(d)	1,610,000	1,571,762
Petroleos Mexicanos 3.500%, 7/18/18(d)	1,270,000	1,317,625

TOTAL OTHER GOVERNMENTS (Cost $2,874,183) — 0.5%		2,889,387

U.S. GOVERNMENT AND AGENCIES — 45.1%
United States Treasury Note
0.250%, 3/31/15	131,125,000	131,268,451
0.250%, 5/31/15	99,530,000	99,635,004
1.500%, 1/31/19	12,555,000	12,445,144

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $243,458,184) — 45.1%		243,348,599

SHORT-TERM INVESTMENTS — 5.9%
UMB Money Market Fiduciary, 0.010%	31,829,728	31,829,728

TOTAL SHORT-TERM INVESTMENTS (Cost $31,829,728) — 5.9%		31,829,728

TOTAL INVESTMENTS (Cost $518,455,089) — 97.0%		524,256,544
Other assets less liabilities — 3.0%		15,959,719

TOTAL NET ASSETS — 100.0%		$540,216,263

(equivalent to $32.23 per share; unlimited shares of $1.00 par value capital shares authorized; 13,717,877 shares outstanding for Institutional Class; equivalent to $32.22 per share; unlimited shares of $1.00 par value capital shares authorized; 3,043,921 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.4%
Conseco Financial Corp.
Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$663,254	$575,360
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A2, 5.393%, 4/25/36(a)(b)	3,173,390	3,175,710
Series 2006-S10, Class A2, 0.374%, 10/25/36(a)(b)	1,895,921	1,811,771
Series 2006-S10, Class A3, 0.474%, 10/25/36(a)(b)	2,813,055	2,168,368
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	332,741	314,710
GreenPoint Mortgage Funding Trust
Series 2005-HE1, Class M2, 0.829%, 9/25/34(a)(b)	2,970,923	2,923,715
GSAA Trust
Series 2006-S1, Class 1A1, 0.314%, 1/25/37(a)(b)	1,521,116	530,383
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	12,825,000	12,819,152
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	58,648	58,290
Series 2003-HS3, Class A2A, 0.434%, 8/25/33(a)(b)	10,623	9,808
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	1,100,170	771,686
Home Equity Mortgage Trust
Series 2006-1, Class A2, 5.800%, 5/25/36(a)	2,285,092	1,962,792
Home Loan Trust
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	428,323	430,076
MSCC Heloc Trust
Series 2007-1, Class A, 0.254%, 12/25/31(a)(b)	22,724,168	21,090,550
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A3, 0.594%, 1/25/36(a)(b)(c)	225,517	170,537
Series 2006-S1, Class A2, 0.774%, 1/25/36(a)(b)(c)	957,654	728,951
RFMSII Trust
Series 2006-HSA1, Class A3, 5.200%, 2/25/36(a)(b)	694,439	656,311
SLM Student Loan Trust
Series 2004-2, Class A4, 0.369%, 10/25/19(a)(b)	3,734,064	3,733,373
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.734%, 11/25/35(a)(b)	1,469	1,460
Series 2005-S7, Class A2, 0.454%, 12/25/35(a)(b)(c)	1,155,187	1,114,034
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	2,304,766	1,523,886

TOTAL ASSET-BACKED SECURITIES (Cost $54,468,635) — 2.4%		56,570,923

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
DBRR Trust
Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	10,509,088	10,511,140
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class A4, 4.978%, 5/10/43(a)(b)	21,957,996	22,677,077
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class A4, 4.803%, 10/15/41(a)	10,450,000	10,604,556

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $44,011,098) — 1.9%		43,792,773

CORPORATE BONDS — 26.9%
Aegon N.V.
4.625%, 12/1/15(d)	3,104,000	3,293,111

Allstate Corp.
5.000%, 8/15/14	$3,000,000	$3,048,474
Ally Financial, Inc.
8.300%, 2/12/15	6,360,000	6,725,700
3.125%, 1/15/16	47,295,000	48,300,019
5.500%, 2/15/17	11,980,000	12,998,300
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	2,204,962	2,392,384
American Express Co.
7.250%, 5/20/14	3,680,000	3,712,479
American International Group, Inc.
5.050%, 10/1/15	28,570,000	30,361,339
4.875%, 9/15/16	23,140,000	25,245,694
4.125%, 2/15/24	4,945,000	5,049,701
Bank of America Corp.
4.500%, 4/1/15	12,820,000	13,300,468
1.500%, 10/9/15	27,673,000	27,918,321
1.250%, 1/11/16	14,245,000	14,319,858
2.600%, 1/15/19	10,150,000	10,190,042
Citigroup, Inc.
4.587%, 12/15/15	39,325,000	41,710,022
1.350%, 3/10/17	8,245,000	8,205,144
Continental Airlines 2007-1 Class A Pass-Through Trust
5.983%, 10/19/23	2,167,112	2,459,672
Daimler Finance North America, LLC
1.250%, 1/11/16(c)	11,165,000	11,227,602
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	4,564,639	5,363,451
Ford Motor Credit Co., LLC
3.875%, 1/15/15	5,400,000	5,528,925
2.500%, 1/15/16	5,125,000	5,262,340
4.207%, 4/15/16	24,776,000	26,257,679
1.487%, 5/9/16(b)	2,560,000	2,602,783
3.984%, 6/15/16	49,382,000	52,324,130
2.875%, 10/1/18	19,510,000	19,876,261
General Electric Capital Corp.
3.500%, 6/29/15	7,625,000	7,904,228
1.000%, 12/11/15	18,845,000	18,977,782
Goldman Sachs Group, Inc.
3.700%, 8/1/15	23,140,000	23,996,157
1.600%, 11/23/15	20,895,000	21,111,827
1.436%, 4/30/18(b)	1,400,000	1,417,868
John Deere Capital Corp.
2.250%, 6/7/16	2,975,000	3,073,160
JPMorgan Chase & Co.
3.400%, 6/24/15	12,655,000	13,072,526
1.100%, 10/15/15	25,350,000	25,454,036
3.450%, 3/1/16	11,980,000	12,545,791
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	5,020,000	5,086,164
2.500%, 9/29/15(c)	11,665,000	11,980,713
Morgan Stanley
4.200%, 11/20/14	3,898,000	3,986,411
3.450%, 11/2/15	42,850,000	44,485,027
NBCUniversal Enterprise, Inc.
0.776%, 4/15/16(b)(c)	5,325,000	5,339,260
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	2,751,516	3,050,881
Principal Life Global Funding II
1.125%, 9/18/15(c)	6,950,000	6,988,725
Prudential Financial, Inc.
4.750%, 9/17/15	11,501,000	12,150,151
5.500%, 3/15/16	975,000	1,057,730

U.S. Airways 2010-1 Class A Pass-Through Trust
6.250%, 10/22/24	$6,843,007	$7,732,598
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	1,141,572	1,327,077
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	7,333,148	8,194,793
Verizon Communications, Inc.
0.435%, 3/6/15(b)(c)	2,730,000	2,729,975
Wells Fargo & Co.
0.867%, 4/23/18(b)	5,275,000	5,323,678

TOTAL CORPORATE BONDS (Cost $630,425,602) — 26.9%		634,660,457

MORTGAGE-BACKED SECURITIES — 1.7%
Fannie Mae-Aces
Series 2014-M1, Class ASQ1, 1.388%, 11/25/18	22,315,581	22,330,822
Series 2012-M9, Class AB1, 1.372%, 4/25/22	3,909,525	3,833,583
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	13,804,102	13,850,125

TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,928,280) — 1.7%		40,014,530

OTHER GOVERNMENTS — 0.3%
Petrobras Global Finance B.V.
2.379%, 1/15/19(b)(d)	1,120,000	1,093,400
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,717,062
3.125%, 1/23/19(c)(d)	4,385,000	4,490,240

TOTAL OTHER GOVERNMENTS (Cost $7,152,420) — 0.3%		7,300,702

U.S. GOVERNMENT AND AGENCIES — 46.3%
United States Treasury Note
0.125%, 4/30/15	429,305,000	429,221,286
0.250%, 2/15/15	352,145,000	352,502,779
1.500%, 2/28/19	42,135,000	41,713,650
0.250%, 12/15/14	269,605,000	269,910,462

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,093,095,457) — 46.3%		1,093,348,177

SHORT-TERM INVESTMENTS — 19.0%
UMB Money Market Fiduciary, 0.010%	448,526,222	448,526,222

TOTAL SHORT-TERM INVESTMENTS (Cost $448,526,222) — 19.0%		448,526,222

TOTAL INVESTMENTS (Cost $2,317,607,714) — 98.5%	$2,324,213,784
Other assets less liabilities — 1.5%	34,664,826

TOTAL NET ASSETS — 100.0%	$2,358,878,610

(equivalent to $11.79 per share; unlimited shares of $1.00 par value capital shares authorized; 150,142,665 shares outstanding for Institutional Class; equivalent to $11.78 per share; unlimited shares of $1.00 par value capital shares authorized; 49,914,270 shares outstanding for Class Y)

LLC - Limited Liability Company
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS
		Currency			Unrealized
		Amount	Value at	Value at	Appreciation
Description		Purchased (Sold)	Settlement Date	March 31, 2014	(Depreciation)

Japanese Yen		(5,620,000,000)	$(55,106,683)	$(54,468,182)	$638,501

TOTAL FORWARD CONTRACTS			$(55,106,683)	$(54,468,182)	$638,501

FUTURES CONTRACTS
		Number of			Unrealized
	Expiration	Contracts	Value at	Value at	Appreciation
Description	Date	Long (Short)	Trade Date	March 31, 2014	(Depreciation)

U.S. Treasury Long Bond	June 2014	(6,950)	$(924,891,706)	$(925,870,313)	$(978,607)

TOTAL FUTURES CONTRACTS			$(924,891,706)	$(925,870,313)	$(978,607)

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to July 1, 2009, the Trust was known as UMB Scout Funds.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If the exchange is open for trading on that day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, are valued by an independent pricing service. If a security purchased on behalf of a Fund is not priced by an independent pricing service, Scout Investments, Inc. (the “Advisor”) shall determine whether market quotations are readily available. If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When-issued securities are valued by using an evaluated bid price provided by an independent pricing service. When a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees of the Trust (the “Board”). Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

When market quotations are not readily available or where the quoted price does not accurately reflect the appropriate fair market value of the security, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar      investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Amortized cost approximates the current market value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Funds’ assets:

International:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$9,476,930,882	$-	$-	$9,476,930,882
Short-Term Investments	41,000,000	-	-	41,000,000
Total Investments	$9,517,930,882	$-	$-	$9,517,930,882

Emerging Markets:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,575,022	$-	$-	$1,575,022
Chile	379,481	-	-	379,481
China	933,926	-	-	933,926
India	954,759	-	-	954,759
Indonesia	-	861,355	-	861,355
Kenya	351,603	-	-	351,603
Malaysia	287,344	-	-	287,344
Mexico	1,142,377	-	-	1,142,377
Peru	-	331,308	-	331,308
Russia	350,037	-	-	350,037
South Africa	745,362	-	-	745,362
South Korea	618,319	-	-	618,319
Taiwan	721,038	-	-	721,038
Thailand	148,588	-	-	148,588
Turkey	824,585	-	-	824,585
United Arab Emirates	387,770	-	-	387,770
United States	834,420	-	-	834,420
Total Common Stocks	$10,254,631	$1,192,663	$-	$11,447,294

Global Equity:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$78,615	$-	$-	$78,615
Brazil	77,611	-	-	77,611
Canada	110,566	-	-	110,566
China	144,158	-	-	144,158
Finland	113,121	-	-	113,121
France	317,638	-	-	317,638
Germany	336,176	-	-	336,176
Hong Kong	134,301	-	-	134,301
Indonesia	-	32,494	-	32,494
Ireland	169,530	-	-	169,530
Italy	79,929	-	-	79,929
Japan	426,596	-	-	426,596
Mexico	33,205	-	-	33,205
Netherlands	183,957	-	-	183,957
Singapore	64,473	-	-	64,473
South Africa	30,035	-	-	30,035
Spain	64,278	-	-	64,278
Sweden	103,052	-	-	103,052
Switzerland	205,743	-	-	205,743
Taiwan	74,542	-	-	74,542
Turkey	26,501	-	-	26,501
United Kingdom	247,593	-	-	247,593
United States	5,071,745	-	-	5,071,745
Total Common Stocks	$8,093,365	$32,494	$-	$8,125,859

Equity Opportunity:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,014,910	$-	$-	$5,014,910

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$2,340,946,706	$-	$-	$2,340,946,706
Short-Term Investments	77,000,000	-	-	77,000,000
Total Investments	$2,417,946,706	$-	$-	$2,417,946,706

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$263,959,959	$-	$-	$263,959,959

Low Duration Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$6,700,067	$-	$6,700,067
Commercial Mortgage-Backed Securities	-	5,012,042	-	5,012,042
Corporate Bonds	-	20,831,590	-	20,831,590
Mortgage-Backed Securities	-	19,222,098	-	19,222,098
Other Governments	-	374,537	-	374,537
U.S. Government and Agencies	-	9,846,135	-	9,846,135
Total Investments	$-	$61,986,469	$-	$61,986,469

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$4,026,071	$-	$4,026,071
Commercial Mortgage-Backed Securities	-	20,850,620	-	20,850,620
Corporate Bonds	-	62,930,902	-	62,930,902
Mortgage-Backed Securities	-	31,373,203	-	31,373,203
Other Governments	-	1,626,544	-	1,626,544
U.S. Government and Agencies	-	83,154,322	-	83,154,322
Short-Term Investments	11,299,993	-	-	11,299,993
Total Investments	$11,299,993	$203,961,662	$-	$215,261,655

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$22,262,104	$-	$22,262,104
Commercial Mortgage-Backed Securities	-	36,418,572	-	36,418,572
Corporate Bonds	-	124,982,918	-	124,982,918
Mortgage-Backed Securities	-	62,525,236	-	62,525,236
Other Governments	-	2,889,387	-	2,889,387
U.S. Government and Agencies	-	243,348,599	-	243,348,599
Short-Term Investments	31,829,728	-	-	31,829,728
Total Investments	$31,829,728	$492,426,816	$-	$524,256,544

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$56,570,923	$-	$56,570,923
Commercial Mortgage-Backed Securities	-	43,792,773	-	43,792,773
Corporate Bonds	-	634,660,457	-	634,660,457
Mortgage-Backed Securities	-	40,014,530	-	40,014,530
Other Governments	-	7,300,702	-	7,300,702
U.S. Government and Agencies	-	1,093,348,177	-	1,093,348,177
Short-Term Investments	448,526,222	-	-	448,526,222
Total Investments	$448,526,222	$1,875,687,562	$-	$2,324,213,784

Other Financial Instruments(b)
Forward Contracts	$-	$638,501	$-	$638,501

Liabilities
Other Financial Instruments(b)
Futures Contracts	$978,607	$-	$-	$978,607

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the period ended March 31, 2014.  It is the Funds' policy to recognize transfers between Levels at the end of the period.  As of June 30, 2013, the Emerging Markets and Global Equity Funds held all Level 1 securities.  As of March 31, 2014, the Emerging Markets and Global Equity Funds held some Level 2 securities due to specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with the Funds' Pricing and Fair Value Determinations Policies and Procedures. A security’s classification as Level 1 or Level 2 within these Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAVs. Per the Funds' Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2013 to March 31, 2014, represented by recognizing the March 31, 2014 market value of securities classified as Level 1 as of June 30, 2013 that transferred hierarchies to Level 2 as of March 31, 2014:

	Emerging Markets	Global Equity
Transfers into Level 1	$-	$-
Transfers out of Level 1	(1,192,663)	(32,494)
Net transfers in (out) of Level 1	$(1,192,663)	$(32,494)

Transfers into Level 2	$1,192,663	$32,494
Transfers out of Level 2	-	-
Net transfers in (out) of Level 2	$1,192,663	$32,494

(b)	Derivatives – Derivatives and Hedging requires enhanced disclosure about the Funds’ derivative and hedging activities.

i.
Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The market value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was settled.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

ii.
Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more or less efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and, with respect to over-the-counter credit default swaps, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

iii.
Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including index and interest rate Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments.

(d)
Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on March 31, 2014.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At March 31, 2014, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	6,811,112,735	2,889,748,137	(182,929,990)	2,706,818,147
Emerging Markets	10,599,273	1,335,004	(486,983)	848,021
Global Equity	6,507,124	1,720,686	(101,951)	1,618,735
Equity Opportunity	4,933,926	82,016	(1,032)	80,984
Mid Cap	2,041,666,991	417,282,812	(41,003,097)	376,279,715
Small Cap	165,603,807	106,699,884	(8,343,732)	98,356,152
Low Duration Bond	61,885,403	205,214	(104,148)	101,066
Core Bond	214,208,711	1,680,698	(627,754)	1,052,944
Core Plus Bond	518,457,982	6,994,267	(1,195,705)	5,798,562
Unconstrained Bond	2,317,615,980	7,261,533	(663,729)	6,597,804

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 23, 2014

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
May 23, 2014